As filed with the Securities and Exchange Commission on June 15, 2018

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 279	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 283	☒

(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street, San Francisco, California 94105

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:
John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On July 6, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio has also executed this Registration Statement.

Explanatory Note

This Post-Effective Amendment No. 279 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 283 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds III (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until July 6, 2018, the effectiveness of the registration statement for BlackRock LifePath® Index Retirement Fund, BlackRock LifePath® Index 2020 Fund, BlackRock LifePath® Index 2025 Fund, BlackRock LifePath® Index 2030 Fund, BlackRock LifePath® Index 2035 Fund, BlackRock LifePath® Index 2040 Fund, BlackRock LifePath® Index 2045 Fund, BlackRock LifePath® Index 2050 Fund, BlackRock LifePath® Index 2055 Fund and BlackRock LifePath® Index 2060 Fund (the “Funds”), filed in Post-Effective Amendment No. 264 on April 19, 2018, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 279 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 264 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on June 15, 2018.

BLACKROCK FUNDS III (REGISTRANT) ON BEHALF OF

BLACKROCK LIFEPATH® INDEX RETIREMENT FUND,

BLACKROCK LIFEPATH® INDEX 2020 FUND,

BLACKROCK LIFEPATH® INDEX 2025 FUND,

BLACKROCK LIFEPATH® INDEX 2030 FUND,

BLACKROCK LIFEPATH® INDEX 2035 FUND,

BLACKROCK LIFEPATH® INDEX 2040 FUND,

BLACKROCK LIFEPATH® INDEX 2045 FUND,

BLACKROCK LIFEPATH® INDEX 2050 FUND,

BLACKROCK LIFEPATH® INDEX 2055 FUND AND

BLACKROCK LIFEPATH® INDEX 2060 FUND

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	June 15, 2018

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 15, 2018

SUSAN J. CARTER*	Trustee
(Susan J. Carter)

COLLETTE CHILTON*	Trustee
(Collette Chilton)

NEIL A. COTTY*	Trustee
(Neil A. Cotty)

RODNEY D. JOHNSON*	Trustee
(Rodney D. Johnson)

	CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

	JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

	ROBERT C. ROBB, JR.*	Trustee
(Robert C. Robb, Jr.)

	MARK STALNECKER*	Trustee
(Mark Stalnecker)

	KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

	CLAIRE A. WALTON*	Trustee
(Claire A. Walton)

	FREDERICK W. WINTER*	Trustee
(Frederick W. Winter)

	ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By:	/S/ BENJAMIN ARCHIBALD		June 15, 2018
(Benjamin Archibald, Attorney-In-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on June 15, 2018.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF

LIFEPATH® INDEX RETIREMENT MASTER PORTFOLIO,

LIFEPATH® INDEX 2020 MASTER PORTFOLIO,

LIFEPATH® INDEX 2025 MASTER PORTFOLIO,

LIFEPATH® INDEX 2030 MASTER PORTFOLIO,

LIFEPATH® INDEX 2035 MASTER PORTFOLIO,

LIFEPATH® INDEX 2040 MASTER PORTFOLIO,

LIFEPATH® INDEX 2045 MASTER PORTFOLIO,

LIFEPATH® INDEX 2050 MASTER PORTFOLIO,

LIFEPATH® INDEX 2055 MASTER PORTFOLIO AND

LIFEPATH® INDEX 2060 MASTER PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI (John M. Perlowski)	Trustee, President and Chief Executive Officer (Principal Executive Officer)	June 15, 2018

/S/ NEAL J. ANDREWS (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 15, 2018

SUSAN J. CARTER*	Trustee
(Susan J. Carter)

COLLETTE CHILTON*	Trustee
(Collette Chilton)

NEIL A. COTTY*	Trustee
(Neil A. Cotty)

RODNEY D. JOHNSON*	Trustee
(Rodney D. Johnson)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Trustee
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Trustee
(Robert C. Robb, Jr.)

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	MARK STALNECKER*	Trustee
(Mark Stalnecker)

	KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

	CLAIRE A. WALTON*	Trustee
(Claire A. Walton)

	FREDERICK W. WINTER*	Trustee
(Frederick W. Winter)

	ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By:	/S/ BENJAMIN ARCHIBALD		June 15, 2018
(Benjamin Archibald, Attorney-In-Fact)

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